Other Receivables, Net	12 Months Ended
Dec. 31, 2025
Other Receivables, Net [Abstract]
OTHER RECEIVABLES, NET
5.	OTHER RECEIVABLES, NET

Other receivables consist of the following:

	December 31, 2025	December 31, 2024
Deposit to non-trade suppliers	$77,175	$71,326
Loan receivable	18,553	18,553
Prepayments	427,824	222,022
Allowance for credit losses	(213,159)	(161,620)
Total other receivables, net	$310,393	$150,281

Movements of allowance for credit losses are as follows:

Beginning balance	$161,620	$162,894
Addition	51,178	2,014
Reverse	-	(3,288)
Foreign exchange translation	361	-
Ending balance	$213,159	$161,620

Prepayments primarily represent advances to suppliers in connection with commodity trading transactions. These balances are generally expected to be settled through delivery of goods.

Other receivables include loans to third parties and employees, refundable deposits, and other advances. Certain balances relate to non-operating or financing-type arrangements and are subject to separate recoverability assessment.

Credit risk and aging

A portion of the Company’s other receivables and prepayments has been outstanding for extended periods. Long-aged balances are subject to increased uncertainty regarding recoverability, particularly where:

●	no recent settlement activity exists;

●	contractual terms have expired or are unclear; or

●	counterparties are experiencing financial difficulty.

Management performs specific assessments for such balances and records allowances where appropriate.

During the year ended December 31, 2025, the Company recognized impairment losses of approximately US$51.2 million on other receivables.

These impairments primarily relate to:

●	long-outstanding advances to suppliers;

●	balances where delivery of goods or services is uncertain or no longer expected; and

●	receivables where recovery is uncertain due to counterparty-specific factors.

Significant judgment and estimation uncertainty

The determination of recoverability involves significant judgment, particularly for:

●	long-aged balances;

●	advances subject to extended settlement periods or non-standard contractual arrangements;

●	loan-type arrangements with third parties; and

●	balances subject to dispute or restructuring.

Changes in assumptions or future collection outcomes could result in material adjustments to the carrying amounts.